Intangible assets	12 Months Ended
Dec. 31, 2017
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Intangible assets

31 Intangible assets

Net book value	Goodwill	VOBA	Future servicing rights	Software	Other	Total
At January 1, 2016	299	1,472	57	61	12	1,901

At December 31, 2016	294	1,399	64	50	12	1,820
At December 31, 2017	293	1,153	99	51	36	1,633
Cost
At January 1, 2017	503	7,576	327	362	109	8,876
Additions	-	6	-	29	2	37
Acquisitions through business combinations	56	-	47	9	29	140
Capitalized subsequent expenditure	-	-	-	3	-	3
Disposals	(55)	(175)	-	(98)	-	(328)
Net exchange differences	(42)	(841)	(15)	(9)	(11)	(919)
Transfers to disposal groups	-	-	-	(2)	-	(2)
At December 31, 2017	462	6,565	359	294	128	7,808
Accumulated amortization, depreciation and impairment losses
At January 1, 2017	209	6,177	263	311	97	7,056
Amortization through income statement	-	63	7	28	6	104
Shadow accounting adjustments	-	26	-	-	-	26
Disposals	(28)	(165)	-	(95)	-	(288)
Impairment losses	-	-	-	8	-	8
Net exchange differences	(11)	(689)	(9)	(8)	(11)	(728)
Transfers to disposal groups	-	-	-	(2)	-	(2)
At December 31, 2017	169	5,412	260	243	92	6,176

Cost
At January 1, 2016	507	7,462	314	381	105	8,769
Additions	-	2	-	16	3	21
Acquisitions through business combinations	(8)	-	12	-	-	4
Capitalized subsequent expenditure	-	-	-	3	-	3
Disposals	-	-	-	(3)	-	(3)
Net exchange differences	4	112	1	(35)	1	83
At December 31, 2016	503	7,576	327	362	109	8,876
Accumulated amortization, depreciation and impairment losses
At January 1, 2016	208	5,990	257	320	93	6,868
Amortization through income statement	-	178	6	25	2	211
Shadow accounting adjustments	-	(89)	-	-	-	(89)
Disposals	-	-	-	(3)	-	(3)
Net exchange differences	-	98	(1)	(30)	2	69
At December 31, 2016	209	6,177	263	311	97	7,056

Amortization and depreciation through income statement is included in Commissions and expenses. None of the intangible assets have titles that are restricted or have been pledged as security for liabilities.

With the exception of goodwill, all intangible assets have a finite useful life and are amortized accordingly. VOBA and future servicing rights are amortized over the term of the related insurance contracts, which can vary significantly depending on the maturity of the acquired portfolio. VOBA currently recognized is amortized over an average period of 24 years, with an average remaining amortization period of 7 years (2016: 8 years). Future servicing rights are amortized over an average period up to 30 years, of which 14 years remain at December 31, 2017 (2016: 9 years). Software is generally depreciated over an average period of 5 years. At December 31, 2017, the remaining average amortization period was 4 years (2016: 3 years).

Goodwill increased by EUR 56 million and “customer intangibles” by EUR 29 million (included in the line “Other”) following the acquisition of Cofunds Ltd. in January 2017.

Future servicing rights increased by EUR 36 million following the acquisition of the Nordea second-pillar pension fund in August 2017.

The line disposals reflects the divestment of the payout annuity and BOLI/COLI business in the Americas and Unirobe Meeùs Groep in the Netherlands impacting goodwill by EUR 27 million, VOBA by EUR 11 million and software by EUR 3 million.

Refer to note 51 Business combinations on the acquisitions of Cofunds Ltd and Nordea second-pillar pension fund. As well as the divestments of the payout annuity and BOLI/COLI business, and Unirobe Meeùs Groep.

Goodwill

The goodwill balance has been allocated across the cash-generating units which are expected to benefit from the synergies inherent in the goodwill. Goodwill is tested for impairment both annually and when there are specific indicators of a potential impairment. The recoverable amount is the higher of the value in use and fair value less costs of disposal for a cash-generating unit. The operating assumptions used in all the calculations are best estimate assumptions and based on historical data where available.

The economic assumptions used in all the calculations are based on observable market data and projections of future trends. All the cash-generating units tested showed that the recoverable amounts were higher than their carrying values, including goodwill. A reasonably possible change in any key assumption is not expected to cause the carrying value of the cash-generating units to exceed its recoverable amount.

A geographical summary of the cash-generating units to which the goodwill is allocated is as follows:

Goodwill	2017	2016
Americas	174	198
Central & Eastern Europe	34	36
Asset Management	31	36
United Kingdom	54	-
The Netherlands	-	25
At December 31	293	294

Goodwill in Aegon USA is allocated to groups of cash-generating units including variable annuities, fixed annuities and the retirement plans cash-generating unit. Value in use calculations of Aegon USA have been actuarially determined based on business plans covering a period of typically three years and pre-tax risk adjusted discount rates. The value in use tests in the USA for the group of annuities cash-generating units remain unchanged from prior year except for the impact of currency translation adjustments (2017: EUR 121 million: 2016: EUR 131 million) and the retirement plans cash-generating unit (2017: EUR 52 million: 2016: EUR 57 million). The tests assume business plans covering a period of three years further extrapolated to ten years, where the new business levels for years 4-10 assumed a 0% growth rate (2016: 0%). The pre-tax adjusted discount rate was 17% for annuities and 18% for retirement plans as determined at date of acquisition.

To determine the recoverable amounts of the cash generating units of Aegon Central & Eastern Europe (CEE), value in use was calculated, and compared to the carrying amounts. Value in use has been determined based on a business plan covering a period of typically 3 years, that, in certain instances was further extrapolated to 20 years where the new business levels for years 4-20 assumed a growth rate based on the business plan of the third year, prudentially decreased by 20% (2016: 20%). Other key assumptions used for the calculation were pre-tax risk adjusted discount rate of 8.3%-14.6% (2016: 7.4%-15.9%), new business contribution, renewals, asset fees, investment return, persistency and expenses. Operating assumptions are best estimate assumptions and based on historical data where available. Economic assumptions are based on observable market data and projections of future trends.

For Aegon UK, goodwill was allocated to one cash-generating unit – Cofunds Ltd., whose value in use EUR 263 million exceeded its carrying value. This was determined using a management approved business plan spanning 3 years and terminal growth rate prudentially assumed at 3%. Other key assumptions were post-tax discount rate of 10.8% and pre-tax discount rate of 11.8% used to adjust cash flows forecast.

VOBA

The movement in VOBA over 2017 can be summarized and compared to 2016 as follows:

	2017	2016
At January 1	1,399	1,472
Additions	6	2
Disposals	(11)	-
Amortization / depreciation through income statement	(63)	(178)
Shadow accounting adjustments	(26)	89
Net exchange differences	(153)	14
At December 31	1,153	1,399

A geographical summary of the lines of business to which the VOBA is allocated is as follows:

VOBA	Americas	The Netherlands	United Kingdom	Asia	Total
2017
Life	883	-	-	1	884
Individual savings and retirement products	144	-	-	-	144
Pensions	7	17	98	-	122
Run-off businesses	4	-	-	-	4
Total VOBA	1,038	17	98	1	1,153

2016
Life	1,028	-	-	10	1,038
Individual savings and retirement products	181	-	-	-	181
Pensions	10	22	118	-	149
Distribution	-	8	-	-	8
Run-off businesses	23	-	-	-	23
Total VOBA	1,242	30	118	10	1,399